Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2023 and 2022, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2023	2022
Short-term notes payable	279	1,374
Long-term debt payable within one year	700	733
Less: cash and cash equivalents	(79)	(530)
	900	1,577

Long-term debt	14,710	13,030
Common shares	5,706	5,699
Retained earnings	5,947	5,562
Total capital	27,263	25,868